Income Taxes (Tables)	6 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Components of the Income Tax	i) The components of the income tax provision are as follows:
	For the Six Months Ended December 31,
	2025	2024
Current income tax provision	$26,578	$139,982
Total	$26,578	$139,982

Schedule of Reconciles the Statutory Rate to the Company’s Effective Tax Rate

The following table reconciles the statutory rate to the Company’s effective tax rate for the six months ended December 31, 2025 and 2024:

	For the Six Months Ended December 31,
	2025	2024
China Statutory income tax rate	25.0%	25.0%
Permanent difference	(231.7)%	0.21%
Effect of different tax jurisdiction	739.1%	2.33%
Effect of favorable tax rates on small-scale and low-profit entities	48.2%	4.52%
Valuation allowance	(568.6)%	(26.87)%
Effective tax rate	12.0%	5.19%

Schedule of Deferred Tax Asset

The deferred tax assets as of December 31, 2025 and June 30, 2025 were as follows:

	As of December 31,	As of June 30,
	2025	2025
Deferred tax assets:
Net operating loss carry forwards	$3,533,291	$2,810,276
Allowance for credit loss	2,022,615	5,191,055
Total deferred tax assets	5,555,906	8,001,331
Valuation allowance	(5,555,906)	(8,001,331)
Total deferred tax assets, net	$-	$-